CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Net Parent Investment in Apergy	Accum. Other Comp. Loss	Total Parent Company Equity	Non-controlling Interest	Common Stock, Par Value	Common Stock, Capital in excess of par value	Retained Earnings
Balance at Dec. 31, 2014	$ 1,797,040	$ 1,815,910	$ (22,734)	$ 1,793,176	$ 3,864
Net income (loss)	53,134	51,698		51,698	1,436
Other comprehensive income, net of tax	(11,960)		(11,960)	(11,960)
Net transfer to/from Parent Company	(193,049)	(193,049)		(193,049)
Other	(172)				(172)
Balance at Dec. 31, 2015	1,644,993	1,674,559	(34,694)	1,639,865	5,128
Net income (loss)	(10,791)	(12,642)		(12,642)	1,851
Other comprehensive income, net of tax	1,065		1,065	1,065
Net transfer to/from Parent Company	(81,966)	(81,966)		(81,966)
Distributions to noncontrolling interest	(1,727)				(1,727)
Other	(221)				(221)
Balance at Dec. 31, 2016	1,551,353	1,579,951	(33,629)	1,546,322	5,031
Net income (loss)	111,568	110,638		110,638	930
Other comprehensive income, net of tax	7,214		7,214	7,214
Net transfer to/from Parent Company	(28,889)	(28,889)		(28,889)
Distributions to noncontrolling interest	(1,212)				(1,212)
Balance at Dec. 31, 2017	1,640,034	1,661,700	(26,415)	$ 1,635,285	4,749	$ 0	$ 0	$ 0
Cumulative effect of accounting changes	1,300	1,315	(1,315)
Net income (loss)	72,284	38,732			295			33,257
Other comprehensive income, net of tax	(8,376)		(8,376)
Net transfer to/from Parent Company	(738,970)	(736,549)	(2,421)
Reclassification of net parent investment in Apergy		(965,198)					965,198
Issuance of common stock						773	(773)
Stock-based compensation	2,619						2,619
Distributions to noncontrolling interest	(2,720)				(2,720)
Other	(111)				(111)
Balance at Sep. 30, 2018	$ 964,760	$ 0	$ (38,527)		$ 2,213	$ 773	$ 967,044	$ 33,257